Cover	Oct. 10, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment No. 1”) amends the Current Report on Form 8-K filed by Treasure Global Inc (the “Company” or “TGL”) with the Securities and Exchange Commission (the “Commission”) on October 11, 2024 (the “Original 8-K”). This Amendment No.1 is being filed by the Company to provide certain additional information relating to compensation terms to include a new “Item 3.02 - Unregistered Sales of Equity Securities”. The information contained in this Amendment and the exhibit filed herewith are intended to supplement and not supersede or replace the disclosures set forth in the Original 8-K.
Document Period End Date	Oct. 10, 2024
Entity File Number	001-41476
Entity Registrant Name	TREASURE GLOBAL INC
Entity Central Index Key	0001905956
Entity Tax Identification Number	36-4965082
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	276 5th Avenue
Entity Address, Address Line Two	Suite 704 #739
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	+6012
Local Phone Number	643 7688
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	TGL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false